Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Net Loss per Share

7. Net Loss per Share

The Company calculates basic and diluted net loss per share using the weighted-average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	As of September 30,
	2015	2014
Stock options	3,243,041	242,893
Restricted stock awards	2,300,850	—
Redeemable convertible preferred stock	—	1,250,000
Preferred stock	22,482,400	2,881,811
Common stock warrants	5,959,668	2,133,386
Total	33,985,959	6,508,090

10. Net Loss per Share

The Company calculates basic and diluted net loss per share using the weighted-average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted-average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	Years Ended December 31,
	2014	2013
Stock options	44,615	103,417
MabVax Series A redeemable convertible preferred stock	137,607	265,749
MabVax Series B redeemable convertible preferred stock	156,247	189,020
MabVax Series C-1 redeemable convertible preferred stock	412,444	—
Series B redeemable convertible preferred stock	102,895	—
Series A-1 preferred stock	742,658	—
Series C preferred stock	47,023	—

Total	1,643,489	558,186